UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Michael Kostolansky     Greenwich, CT           August 8, 2008
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $552,145 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                   Title of               Mkt Val    SH/PRN   SH/ PUT/ Invest  Other    Voting Authority
Name of Issuer                      Class         CUSIP   (x1,000)   Amount   PRN CALL  Disc   Mgrs     Sole    Shared None
Alleghany Corp Del             Common           017175100      480      1,447 SH       DEFINED            1,447
Archer Daniels Midland Co      Common           039483201   20,841    475,000 SH       DEFINED          475,000
Avery Dennison Corp            Common           053611109    1,445     32,900 SH       DEFINED           32,900
Beazer Homes USA Inc           Note 4.625%6/1   07556QAL9    8,068 10,500,000 PRN      DEFINED       10,500,000
BPW Acquisition Corp           Common           055637102      490     49,900 SH       DEFINED           49,900
Bristow Group Inc              Pfd Cnv 5.5%     110394400    8,558    140,000 SH       DEFINED          140,000
Bunge Ltd                      Common           G16962105    6,965      7,000 SH       DEFINED            7,000
Carnival Corp                  DBCV 4/2         143658AV4   15,716 24,701,000 PRN      DEFINED       24,701,000
Carnival Corp                  Paired CTF       143658300    1,325     40,200 SH       DEFINED           40,200
Central European Dist Corp     Note 3.000% 3/1  153435AA0   10,779  8,500,000 PRN      DEFINED        8,500,000
Cephalon Inc                   Note 6/1         156708AL3   21,154 17,000,000 PRN      DEFINED       17,000,000
Chipmos Tech Bermuda Ltd       SHS              G2110R106       79     24,288 SH       DEFINED           24,288
Chiquita Brands Intl Inc       Note 4.250%8/1   170032AT3    2,805  3,000,000 PRN      DEFINED        3,000,000
Countrywide Financial Corp     DBCV 4/1         222372AN4   55,290 57,000,000 PRN      DEFINED       57,000,000
Countrywide Financial Corp     DBCV 5/1         222372AP9   12,220 13,000,000 PRN      DEFINED       13,000,000
Dekania Corp                   Common           24488U104      474     49,600 SH       DEFINED           49,600
Digital Riv Inc                Note 1.250%1/0   25388BAB0    6,760  6,500,000 PRN      DEFINED        6,500,000
Endo Pharmaceuticals Hldgs Inc Note 1.750%4/1   29264FAA4    7,434  7,500,000 PRN      DEFINED        7,500,000
Energy Conversion Devices In   Common           292659109      361      4,900 SH       DEFINED            4,900
Fair Isaac & Co.               Common           303250104        4        200 SH       DEFINED              200
Fair Isaac Corp                Note 1.500%8/1   303250AD6   12,445 12,500,000 PRN      DEFINED       12,500,000
FLIR Sys Inc                   Common           302445101   24,618    606,800 SH       DEFINED          606,800
Ford Mtr Co Del                Com Par $0.01    345370860      400    135,300 SH  Put  DEFINED          135,300
Ford Mtr Co Del                Note 4.250%12/1  345370CF5    9,031 12,500,000 PRN      DEFINED       12,500,000
General Mtrs Corp              DEB SR CV C 33   370442717    4,638    350,000 SH       DEFINED          350,000
Genzyme Corp                   Common           372917104    8,628    120,033 SH       DEFINED          120,033
Genzyme Corp                   Common           372917104      771    140,100 SH  Put  DEFINED          140,100
Global BPO Svcs Corp           Common           378981104      769    100,000 SH       DEFINED          100,000
ITRON Inc                      Note 2.500%8/1   465741AJ5   19,478 12,000,000 PRN      DEFINED       12,000,000
JA Solar Holdings Co Ltd       Spon ADR         466090107    1,092     64,800 SH       DEFINED           64,800
Johnson & Johnson              Common           478160104    9,722    151,100 SH       DEFINED          151,100
Johnson & Johnson              Common           478160104       45    137,000 SH  Put  DEFINED          137,000
KV Pharmaceutical Co           Note 2.500%5/1   482740AC1    6,790  7,000,000 PRN      DEFINED        7,000,000
Lamar Advertising Co           Note 2.875%12/3  512815AH4       10      9,000 PRN      DEFINED            9,000
Lehman Bros Hldgs Inc          7.25%CONV SR P   52523J453    4,823      6,000 SH       DEFINED            6,000
Liberty Media Corp New         Deb 3.125%3/3    530718AF2   15,797 15,081,000 PRN      DEFINED       15,081,000
Liberty Media Corp New         Deb 3.500% 1/1   530715AN1    8,373 17,000,000 PRN      DEFINED       17,000,000
Linear Technology Corp         Note 3.625% 3/1  535678AD8    9,769 10,000,000 PRN      DEFINED       10,000,000
Lions Gate Entmnt Corp         Note 2.938%10/1  535919AF1   10,456 10,000,000 PRN      DEFINED       10,000,000
Medtronic Inc                  Note 1.625% 4/1  585055AM8   21,413 20,000,000 PRN      DEFINED       20,000,000
Mentor Corp Minn               Note 2.75% 1/0   587188AC7    9,127  8,500,000 PRN      DEFINED        8,500,000
Mesa Air Group Inc             Note 2.115%2/1   590479AD3    2,782 21,000,000 PRN      DEFINED       21,000,000
Micron Technology Inc          Note 1.875%6/0   595112AH6    6,051  8,500,000 PRN      DEFINED        8,500,000
Mylan Inc                      Common           628530107       88      7,300 SH       DEFINED            7,300
Mylan Inc                      PFD CONV         628530206    9,577     11,000 SH       DEFINED           11,000
Nasdaq OMX Group Inc           Common           631103108    1,585     59,700 SH       DEFINED           59,700
NCI Building Sys Inc           Note 2.125%11/1  628852AG0   12,293 11,442,000 PRN      DEFINED       11,442,000
OSI Pharmaceuticals Inc        Note 2.000%12/1  671040AF0    9,876  6,500,000 PRN      DEFINED        6,500,000
Polaris Acquisition Corp       Common           73104R102    1,030    100,000 SH       DEFINED          100,000
Prudential Finl Inc            FRNT 12/1        744320AG7   34,213 35,000,000 PRN      DEFINED       35,000,000
PSS World Med Inc              Note 2.250% 3/1  69366AAB6    7,464  7,000,000 PRN      DEFINED        7,000,000
QWEST Communications Intl In   Note 3.500%11/1  749121BY4    7,355  7,500,000 PRN      DEFINED        7,500,000
Rambus Inc Del                 Note 2/0         750917AB2    4,785  4,567,568 PRN      DEFINED        4,567,568
Red Hat Inc                    DBCV 0.500% 1/1  756577AB8    4,063  4,000,000 PRN      DEFINED        4,000,000
Regal-Beloit Corp              Note 2.750% 3/1  758750AB9   21,375 12,723,000 PRN      DEFINED       12,723,000
Scientific Games Corp          SDCV 0.750%12/0  80874PAD1    8,766  7,500,000 PRN      DEFINED        7,500,000
Sports Pptys Acquisition Corp  Common           84920F107    1,469    149,161 SH       DEFINED          149,161
SPX Corp                       Common           784635104      643     12,500 SH  Put  DEFINED           12,500
SPX Corp                       Common           784635104      187      2,500 SH  Put  DEFINED            2,500
STMicroelectronics NV          NY Registry      861012102      176     17,085 SH       DEFINED           17,085
Synaptics Inc                  Note 0.750%12/0  87157DAB5    3,588  3,500,000 PRN      DEFINED        3,500,000
Teva Pharmaceutical Fin II L   DBCV 0.500%2/0   88164RAA5    8,199  6,700,000 PRN      DEFINED        6,700,000
Teva Pharmaceutical Fin LLC    DBCV 0.250%2/0   88163VAE9    7,748  7,500,000 PRN      DEFINED        7,500,000
Thermo Fisher Scientific Inc   Common           883556102    2,424     43,503 SH       DEFINED           43,503
Time Warner Telecom Inc        DBCV 2.375% 4/0  887319AC5    5,303  5,000,000 PRN      DEFINED        5,000,000
United Auto Group Inc          Note 3.500%4/0   909440AH2   12,114 13,000,000 PRN      DEFINED       13,000,000
Wachovia Corp New              CONV7.5%PFD CL A 929903219    4,419      5,000 SH       DEFINED            5,000
Washington Mut Inc             CONV7.75%SER R   939322814    8,784     15,000 SH       DEFINED           15,000
Wesco Intl Inc                 Note 1.750%11/1  95082PAG0    1,673  2,000,000 PRN      DEFINED        2,000,000
XILINX Inc                     DBCV 3.125% 3/1  983919AD3    4,672  5,000,000 PRN      DEFINED        5,000,000
                                                           552,145